Employee Benefits - Employee Benefit Costs (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Stock compensation expense	$ 29	$ 13	$ 17